Provisions - Plan assets of the group invested in asset classes (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Pension plans
Cash and cash equivalents	€ 102	€ 187
Financial investment	2,750	1,000
Fund shares	7,905	7,435
Total expected payments	10,757	8,622
Pension plans
Pension plans
Total expected payments	8,738	7,033
Similar obligations
Pension plans
Total expected payments	€ 2,019	€ 1,589